PROPERTY, EQUIPMENT AND OTHER - Disclosure of detailed information of property, equipment and other (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 522	$ 620
Additions	14	6
Disposals	(5)	(4)
Depreciation	(114)	(117)
Foreign Exchange	(5)	17
Property, plant and equipment at end of period	412	522
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	140	146
Additions	4	0
Disposals	(5)	(4)
Depreciation	(12)	(11)
Foreign Exchange	0	9
Property, plant and equipment at end of period	127	140
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	96	126
Additions	10	6
Disposals	0	0
Depreciation	(40)	(43)
Foreign Exchange	0	7
Property, plant and equipment at end of period	66	96
Right to Use Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	286	348
Additions	0	0
Disposals	0	0
Depreciation	(62)	(63)
Foreign Exchange	(5)	1
Property, plant and equipment at end of period	$ 219	$ 286